Class A Prospectus | PIA High Yield Fund
PIA High Yield Fund
Investment Objectives
The Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 18 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A Prospectus PIA High Yield Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus PIA High Yield Fund Class A
Management Fees	0.55%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	0.60%	[1]
Shareholder Servicing Plan Fee	0.15%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.43%
Less: Fee Waiver	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.16%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Pacific Income Advisers, Inc. ( the "Adviser") has agreed to temporarily pay for all operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) incurred by the Fund through at least March 29, 2018 to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 1.13% of the average daily net assets for Class A shares (the "temporary expense limitation"). The temporary expense limitation may be discontinued at any time by the Board of Trustees. The Adviser may not recoup amounts subject to the temporary expense limitation in future periods.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class A Prospectus | PIA High Yield Fund | Class A | USD ($)	513	809	1,126	2,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio .

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, and preferred stocks. High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time. The Barclays Index had a duration of 4.03 years as of January 31, 2017. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

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Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

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Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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Interest Rate Risk. Fixed income securities will change in value because of changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

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Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

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Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

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Foreign Securities and Emerging Markets Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility. Foreign companies may be subject to less regulation than U.S. companies. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

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Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

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Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. As of the date of this Prospectus, Class A shares had not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class shares. Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 – Institutional Class

During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Returns - Class A Prospectus - PIA High Yield Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return before Taxes	14.51%	[1]	7.18%	[1]	6.73%	[1]	Dec. 31, 2010	[1]
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return after Taxes on Distributions	11.42%	[1]	4.40%	[1]	4.10%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return after Taxes on Distributions and Sale of Fund shares	8.10%	[1]	4.31%	[1]	4.05%	[1]
Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	17.13%		7.36%		6.96%		Dec. 31, 2010
[1]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).